UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Independence Trust Company

Address:   P.O. Box 682188
           Franklin, TN 37068-2188


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marcia E. Williams
Title:  President and CEO
Phone:  (615) 591-0044

Signature,  Place,  and  Date  of  Signing:

/s/ Marcia E. Williams             Franklin, TN                       10/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             100

Form 13F Information Table Value Total:  $      117,122
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACCENTURE PLC CLASS A                                   G1151C101      242     3450 SH       SOLE                   3450      0    0
ABB LTD - ADR                                           000375204      289    15465 SH       SOLE                  15465      0    0
AT&T INC                                                00206R102     2287    60669 SH       SOLE                  60669      0    0
ABBOTT LABORATORIES                                     002824100     1778    25933 SH       SOLE                  25933      0    0
ACCESS MIDSTREAM PARTNERS LP                            00434L109      470    14191 SH       SOLE                  14191      0    0
ALLIANCEBERNSTEIN INCOME FUND INC                       01881E101      158    18251 SH       SOLE                  18251      0    0
ALTRIA GROUP, INC.                                      02209S103      282     8435 SH       SOLE                   8435      0    0
ANNALY CAPITAL MANAGEMENT REIT                          035710409      298    17710 SH       SOLE                  17710      0    0
APPLE COMPUTER INC                                      037833100     1676     2513 SH       SOLE                   2513      0    0
AUTOMATIC DATA PROCESSING INC                           053015103      818    13947 SH       SOLE                  13947      0    0
BAIDU.COM ADR                                           056752108      225     1925 SH       SOLE                   1925      0    0
BERKSHIRE HATHAWAY CL B                                 084670702      370     4200 SH       SOLE                   3500      0  700
BLACKROCK ENHANCED                                      09251A104      106    14000 SH       SOLE                  14000      0    0
BOEING CO                                               097023105      395     5680 SH       SOLE                   5680      0    0
BRITISH AMERICAN TOBACCO ADR                            110448107      268     2610 SH       SOLE                   2610      0    0
BUCKEYE PARTNERS LP                                     118230101      385     8035 SH       SOLE                   8035      0    0
COCA COLA CO                                            191216100     2355    62102 SH       SOLE                  62102      0    0
COLGATE PALMOLIVE COMPANY                               194162103     2113    19706 SH       SOLE                  19706      0    0
COMCAST CORP CLASS A                                    20030N101     2438    68212 SH       SOLE                  68212      0    0
CIA SIDERURGICA NACL ADR                                20440W105      159    28200 SH       SOLE                  28200      0    0
COMPASS DIVERSIFIED HLDGS LP                            20451Q104      179    12090 SH       SOLE                  12090      0    0
CONOCOPHILLIPS                                          20825C104      316     5520 SH       SOLE                   5520      0    0
COPANO ENEEGY LP                                        217202100      283     8580 SH       SOLE                   8580      0    0
CUSHING MLP TOTAL RETURN FUND                           231631102     3336   381262 SH       SOLE                 381262      0    0
DCP MIDSTREAM PARTNERS LP                               23311P100      201     4337 SH       SOLE                   4337      0    0
DISCOVER FINANCIAL SERVICES                             254709108      230     5785 SH       SOLE                   5785      0    0
E I DUPONT DE NEMOURS & CO                              263534109      387     7701 SH       SOLE                   7701      0    0
DUKE ENERGY CORP                                        26441C204     1274    19663 SH       SOLE                  19663      0    0
EATON VANCE T/M BUY-WRITE OP                            27828Y108      146    11247 SH       SOLE                  11247      0    0
EATON VANCE TAX-MANAGED GLOBAL                          27829F108      124    14070 SH       SOLE                  14070      0    0
EATON VANCE RISK-MANAGED DIVERSIFIED                    27829G106      179    17029 SH       SOLE                  17029      0    0
EL PASO PIPELINE PARTNERS LP                            283702108      984    26436 SH       SOLE                  26436      0    0
EMERSON ELECTRIC CORP                                   291011104     1577    32670 SH       SOLE                  32670      0    0
ENBRIDGE ENERGY PART LP                                 29250R106      305    10350 SH       SOLE                  10350      0    0
ENERGY TRANSFER PARTNERS LP                             29273R109      590    13868 SH       SOLE                  13868      0    0
ENERGY TRANSFER EQUITY LP                               29273V100      488    10795 SH       SOLE                  10795      0    0
ENTERPRISE PRODUCT PARTNERS LP                          293792107     1322    24665 SH       SOLE                  24665      0    0
EXXON MOBIL CORP                                        30231G102     2215    24217 SH       SOLE                  24217      0    0
FELCOR LODGING PFD CONV SER A REIT                      31430F200      239     9000 SH       SOLE                   9000      0    0
GENERAL ELECTRIC CO                                     369604103      365    16095 SH       SOLE                  16095      0    0
HSBC HOLDINGS PLC ADR                                   404280406      283     6090 SH       SOLE                   6090      0    0
HASBRO INC                                              418056107      247     6480 SH       SOLE                   6480      0    0
HJ HEINZ CO                                             423074103     2080    37173 SH       SOLE                  37173      0    0
HOLLY ENERGY PARTNERS LP                                435763107      213     3211 SH       SOLE                   3211      0    0
HOME DEPOT INC                                          437076102     2503    41463 SH       SOLE                  41463      0    0
INTEL CORPORATION                                       458140100     2289   101050 SH       SOLE                 101050      0    0
INTERNATIONAL BUSINESS MACHINES                         459200101     1303     6280 SH       SOLE                   6280      0    0
ISHARES COMEX GOLD TRUST                                464285105      287    16600 SH       SOLE                  16600      0    0
ISHARES LEHMAN AGG BOND FD                              464287226      619     5500 SH       SOLE                   5500      0    0
ISHARES MSCI EMERGING MARKET INDEX                      464287234      697    16877 SH       SOLE                  16637      0  240
ISHARES MSCI EAFE INDEX FUND                            464287465      276     5201 SH       SOLE                   4866      0  335
ISHARES RUSSELL 3000 VALUE                              464287663      327     3463 SH       SOLE                   3223      0  240
ISHARES TR JP MORGAN EMERGING BD                        464288281      591     4871 SH       SOLE                   4871      0    0
J ALEXANDER CORP                                        466096104     2909   201069 SH       SOLE                      0 201069    0
JP MORGAN CHASE & CO                                    46625H100      473    11700 SH       SOLE                  11700      0    0
JOHNSON & JOHNSON                                       478160104     2121    30783 SH       SOLE                  30783      0    0
KAYNE ANDERSON MLP INVESTMENT COMPANY                   486606106    40995  1312672 SH       SOLE                1312672      0    0
KEYCORP                                                 493267108      128    14685 SH       SOLE                  14685      0    0
KIMBERLY-CLARK CORP                                     494368103      421     4905 SH       SOLE                   4905      0    0
KINDER MORGAN ENERGY PTRS LP                            494550106     1020    12361 SH       SOLE                  12361      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
KINDER MORGAN INC                                       49456B101      291     8201 SH       SOLE                   8201      0    0
KRAFT FOODS INC - A                                     50075N104     1495    36153 SH       SOLE                  36153      0    0
LIBERTY ALL-STAR EQUITY FUND                            530158104       79    16309 SH       SOLE                  16309      0    0
MAGELLAN MIDSTREAM PART LP                              559080106     1451    16587 SH       SOLE                  16587      0    0
MARKWEST ENERGY PARTNERS LP                             570759100      456     8375 SH       SOLE                   8375      0    0
MCDONALDS CORP                                          580135101      406     4425 SH       SOLE                   4425      0    0
MERCK & CO INC NEW COM                                  58933Y105      419     9295 SH       SOLE                   9295      0    0
MICROSOFT CORPORATION                                   594918104     1404    47197 SH       SOLE                  47197      0    0
NOVARTIS AG - ADR                                       66987V109      319     5205 SH       SOLE                   5205      0    0
NUVEEN MULTI STRATEGY INCOME & GROWTH 2                 67073D102      179    18400 SH       SOLE                  18400      0    0
ONEOK PARTNERS LP                                       68268N103      753    12661 SH       SOLE                  12661      0    0
PNC FINANCIAL SERV WARRANTS EXP 12/31/18                693475121      195    18350 SH       SOLE                  18350      0    0
PETROCHINA CO LTD-ADR                                   71646E100      456     3530 SH       SOLE                   3530      0    0
PLAINS ALL AMER PIPELINE LP                             726503105     1246    14130 SH       SOLE                  14130      0    0
ULTRASHORT S&P500 PROSHARES                             74347R883      178    13064 SH       SOLE                  13064      0    0
QUALCOMM INC                                            747525103      202     3230 SH       SOLE                   3130      0  100
REGENCY ENERGY PART LP                                  75885Y107      376    16113 SH       SOLE                  16113      0    0
ROYCE VALUE TRUST                                       780910105      177    13544 SH       SOLE                  13544      0    0
S&P 500 DEPOSITORY RECEIPTS                             78462F103      654     4545 SH       SOLE                   4545      0    0
SPDR S&P MIDCAP 400 ETF                                 78467Y107     1249     6941 SH       SOLE                   6941      0    0
SANOFI-AVENTIS-ADR                                      80105N105      283     6575 SH       SOLE                   6575      0    0
SILICONWARE PRECISION ADR                               827084864      183    33248 SH       SOLE                  33248      0    0
SPECIAL OPPORTUNITIES FUND                              84741T104      163    10435 SH       SOLE                  10435      0    0
SUNOCO LOGISTICS LTD LP                                 86764L108      398     8525 SH       SOLE                   8525      0    0
SYSCO CORP                                              871829107     1920    61408 SH       SOLE                  61408      0    0
TAIWAN SEMICONDUCTOR ADR                                874039100      363    22965 SH       SOLE                  22965      0    0
TARGA RESOURCES PARTNERS LP                             87611X105      491    11450 SH       SOLE                  11450      0    0
TELEKOMUNIK INDONESIA                                   715684106      220     5660 SH       SOLE                   5660      0    0
3M CO                                                   88579Y101     1621    17542 SH       SOLE                  17542      0    0
TORTOISE ENERGY CAPITAL CORP                            89147U100     1010    35947 SH       SOLE                  35947      0    0
TOTAL S.A.                                              89151E109      229     4580 SH       SOLE                   4580      0    0
TRI-CONTINENTAL CORP                                    895436103      192    11820 SH       SOLE                  11820      0    0
UNILEVER NV NY SHARE                                    904784709      263     7410 SH       SOLE                   7410      0    0
VODAFONE GROUP PLC - ADR                                92857W209      349    12235 SH       SOLE                  12235      0    0
WAL-MART STORES INC                                     931142103     2292    31060 SH       SOLE                  31060      0    0
WALGREEN CO.                                            931422109     1564    42931 SH       SOLE                  42931      0    0
WELLS FARGO & CO                                        949746101      244     7055 SH       SOLE                   7055      0    0
WELLS FARGO & CO WARRANTS  EXP 10/28/18                 949746119      144    14590 SH       SOLE                  14590      0    0
WESTERN GAS PARTNERS LP                                 958254104      480     9525 SH       SOLE                   9525      0    0
WILLIAMS PARTNERS LP                                    96950F104     1094    20005 SH       SOLE                  20005      0    0